UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2011

Item 1. Reports to Stockholders

Semiannual report Delaware Core Plus Bond Fund January 31, 2011 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Core Plus Bond Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Core Plus Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type	3
Statement of net assets	5
Statement of operations	28
Statements of changes in net assets	30
Financial highlights	32
Notes to financial statements	42
Other Fund information	59
About the organization	60

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period August 1, 2010 to January 31, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2010 to January 31, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Core Plus Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/10	1/31/11	Expense Ratio	8/1/10 to 1/31/11*
Actual Fund return
Class A	$1,000.00	$1,014.90	0.90%	$4.57
Class B	1,000.00	1,011.10	1.65%	8.36
Class C	1,000.00	1,011.10	1.65%	8.36
Class R	1,000.00	1,013.60	1.15%	5.84
Institutional Class	1,000.00	1,016.20	0.65%	3.30
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.67	0.90%	$4.58
Class B	1,000.00	1,016.89	1.65%	8.39
Class C	1,000.00	1,016.89	1.65%	8.39
Class R	1,000.00	1,019.41	1.15%	5.85
Institutional Class	1,000.00	1,021.93	0.65%	3.31

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Security type
Delaware Core Plus Bond Fund	As of January 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type	Percentage of net assets
Agency Collateralized Mortgage Obligations	3.49%
Agency Mortgage-Backed Securities	16.71%
Commercial Mortgage-Backed Securities	7.38%
Convertible Bonds	0.47%
Corporate Bonds	48.81%
Banking	8.25%
Basic Industries	4.67%
Brokerage	0.72%
Capital Goods	0.81%
Communications	7.35%
Consumer Cyclical	1.22%
Consumer Non-Cyclical	7.91%
Electric	4.69%
Energy	4.40%
Finance Companies	2.62%
Insurance	1.26%
Natural Gas	2.95%
Real Estate	0.78%
Technology	0.63%
Transportation	0.55%
Non-Agency Asset-Backed Securities	3.77%
Non-Agency Collateralized Mortgage Obligations	1.18%
Regional Bonds	0.92%
Senior Secured Loans	5.93%
Sovereign Bonds	3.15%
Supranational Banks	0.57%
U.S. Treasury Obligations	3.96%
Preferred Stock	0.37%

Security type
Delaware Core Plus Bond Fund

Security type	Percentage of net assets
Discount Note	12.99%
Securities Lending Collateral	3.43%
Total Value of Securities	113.13%
Obligation to Return Securities Lending Collateral	(3.44%)
Liabilities Net of Receivables and Other Assets	(9.69%)
Total Net Assets	100.00%

Statement of net assets
Delaware Core Plus Bond Fund	January 31, 2011 (Unaudited)

		Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations – 3.49%
	Fannie Mae Grantor Trust
	Series 2001-T10 A1 7.00% 12/25/41	USD	166,611	$191,707
	Series 2002-T1 A2 7.00% 11/25/31		91,647	108,200
	Fannie Mae Interest Strip
	Series 35-2 12.00% 7/1/18		46,224	56,672
	Fannie Mae REMICs
	Series 1988-15 A 9.00% 6/25/18		823	935
	Series 1996-46 ZA 7.50% 11/25/26		105,696	117,901
	Series 2002-83 GH 5.00% 12/25/17		465,000	502,052
•	Fannie Mae Whole Loan
	Series 2002-W1 2A 7.30% 2/25/42		94,182	108,486
	Freddie Mac REMICs
	Series 2557 WE 5.00% 1/15/18		300,000	325,881
	Series 2662 MA 4.50% 10/15/31		75,731	78,440
	Series 3131 MC 5.50% 4/15/33		200,000	216,797
	Series 3173 PE 6.00% 4/15/35		325,000	356,454
	Series 3337 PB 5.50% 7/15/30		215,000	220,204
	Series 3656 PM 5.00% 4/15/40		235,000	246,483
w	Freddie Mac Structured Pass Through Securities
	Series T-42 A5 7.50% 2/25/42		35,646	41,868
	GNMA
	Series 2010-42 PC 5.00% 7/20/39		545,000	559,753
	Series 2010-113 KE 4.50% 9/20/40		245,000	243,625
	NCUA Guaranteed Notes
	Series 2010-C1 A2 2.90% 10/29/20		80,000	79,104
Total Agency Collateralized Mortgage
	Obligations (cost $3,312,938)			3,454,562

Agency Mortgage-Backed Securities – 16.71%
	Fannie Mae 10.50% 6/1/30		11,067	13,060
•	Fannie Mae ARM
	4.975% 8/1/35		135,013	143,592
	5.134% 11/1/35		104,589	110,775
	6.218% 7/1/36		215,643	231,019
	Fannie Mae S.F. 15 yr
	4.00% 7/1/25 to 11/1/25		1,066,706	1,100,069
	5.00% 5/1/21		180,208	192,939
	8.00% 10/1/16		88,069	97,080

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae S.F. 15 yr TBA
	3.50% 2/1/26	USD	500,000	$502,813
	4.50% 2/1/26		600,000	628,781
	Fannie Mae S.F. 20 yr 5.50% 8/1/28		622,683	667,633
	Fannie Mae S.F. 30 yr
	5.00% 12/1/36 to 7/1/40		987,997	1,038,596
	6.00% 11/1/37		442,434	482,293
	8.00% 2/1/30		21,732	25,167
	10.00% 7/1/20 to 2/1/25		177,771	200,146
	Fannie Mae S.F. 30 yr TBA
	4.00% 2/1/41		1,500,000	1,486,641
	5.50% 2/1/41		4,190,000	4,478,062
	6.00% 2/1/41		2,770,000	3,009,345
	6.00% 3/1/41		370,000	401,161
•	Freddie Mac ARM
	5.678% 7/1/36		72,537	76,683
	5.794% 10/1/36		191,812	204,737
	Freddie Mac S.F. 15 yr
	4.50% 7/1/24		413,468	433,079
	5.00% 6/1/18 to 1/1/24		187,011	199,127
	5.50% 8/1/23		122,713	132,300
	Freddie Mac S.F. 30 yr
	8.00% 5/1/31		151,942	178,013
	10.00% 1/1/19		12,849	14,663
	11.50% 6/1/15 to 3/1/16		32,089	37,135
	GNMA I GPM
	11.00% 3/15/13		6,478	6,527
	12.25% 3/15/14		5,828	5,879
	GNMA I S.F. 15 yr 6.50% 7/15/14		40,642	44,499
	GNMA I S.F. 30 yr
	7.50% 1/15/32		16,088	18,731
	8.00% 5/15/30		13,689	16,316
	9.50% 10/15/19 to 3/15/23		42,661	50,159
	10.00% 9/15/18		9,317	10,385
	11.00% 8/15/15 to 9/15/15		13,180	13,404
	11.50% 7/15/15		2,636	2,657
	12.00% 2/15/13 to 11/15/15		82,212	86,124
	12.50% 11/15/13 to 1/15/16		30,269	30,915

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	GNMA II GPM 10.75% 3/20/16	USD	5,367	$5,407
	GNMA II S.F. 30 yr
	7.50% 9/20/30		23,029	27,119
	8.00% 6/20/30		11,917	14,376
	10.00% 11/20/15 to 6/20/21		31,641	36,675
	10.50% 3/20/16 to 2/20/21		50,839	57,137
	11.00% 5/20/15 to 7/20/19		1,038	1,046
	12.00% 3/20/14 to 5/20/15		5,423	5,745
	12.50% 10/20/13 to 7/20/15		21,595	23,127
Total Agency Mortgage-Backed Securities
	(cost $16,332,904)			16,541,137

Commercial Mortgage-Backed Securities – 7.38%
#	American Tower Trust Series 2007-1A AFX
	144A 5.42% 4/15/37		300,000	322,591
	Bank of America Commercial Mortgage
	•Series 2004-3 A5 5.413% 6/10/39		160,000	172,688
	Series 2004-5 A3 4.561% 11/10/41		450,000	457,043
	•Series 2005-1 A5 5.162% 11/10/42		80,000	86,111
	•Series 2005-6 A4 5.195% 9/10/47		40,000	43,117
	•Series 2006-2 A4 5.74% 5/10/45		115,000	126,125
	Series 2006-4 A4 5.634% 7/10/46		200,000	216,008
	Bear Stearns Commercial Mortgage Securities
	•Series 2005-PW10 A4 5.405% 12/11/40		240,000	257,034
	•Series 2005-T20 A4A 5.149% 10/12/42		350,000	376,122
	•Series 2006-PW12 A4 5.722% 9/11/38		55,000	60,252
	Series 2006-PW14 A4 5.201% 12/11/38		300,000	317,576
	Series 2007-PW15 A4 5.331% 2/11/44		330,000	343,060
•w	Commercial Mortgage Pass Through Certificates
	Series 2005-C6 A5A 5.116% 6/10/44		210,000	224,839
•#	Credit Suisse First Boston Mortgage Securities
	Series 2001-SPGA A2 144A
	6.515% 8/13/18		255,000	260,188
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1 AAB 5.546% 2/15/39		115,000	122,247
#	FDIC Structured Sale Guaranteed Notes
	Series 2010-C1 A 144A 2.98% 12/6/20		106,849	107,435

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
	Goldman Sachs Mortgage Securities II
	•Series 2004-GG2 A6 5.396% 8/10/38	USD	405,000	$436,903
	Series 2005-GG4 A4A 4.751% 7/10/39		350,000	369,664
	•Series 2006-GG6 A4 5.553% 4/10/38		435,000	470,655
	#Series 2010-C1 A2 144A 4.592% 8/10/43		145,000	145,425
•	Greenwich Capital Commercial Funding
	Series 2004-GG1 A7 5.317% 6/10/36		85,000	91,483
	Series 2005-GG5 A5 5.224% 4/10/37		340,000	363,152
	JPMorgan Chase Commercial Mortgage Securities
	Series 2002-C2 A2 5.05% 12/12/34		200,000	210,189
	•Series 2005-LDP4 A4 4.918% 10/15/42		150,000	158,996
	•Series 2005-LDP5 A4 5.205% 12/15/44		100,000	107,820
	Lehman Brothers-UBS Commercial Mortgage
	Trust Series 2004-C1 A4 4.568% 1/15/31		180,000	190,179
	Merrill Lynch Mortgage Trust
	Series 2005-CIP1 A2 4.96% 7/12/38		154,124	156,621
	Morgan Stanley Capital I
	Series 2005-HQ6 A4A 4.989% 8/13/42		492,000	524,286
	•Series 2007-T27 A4 5.65% 6/13/42		275,000	299,031
#	OBP Depositor Trust Series 2010-OBP A 144A
	4.646% 7/15/45		120,000	122,805
#	TimberStar Trust Series 2006-1A A 144A
	5.668% 10/15/36		155,000	166,768
Total Commercial Mortgage-Backed Securities
	(cost $6,362,522)			7,306,413

Convertible Bonds – 0.47%
Φ	Hologic 2.00% exercise price $38.59,
	expiration date 12/15/37		170,000	163,413
	Linear Technology 3.00% exercise price $44.72,
	expiration date 5/1/27		225,000	244,687
	Transocean 1.50% exercise price $168.61,
	expiration date 12/15/37		60,000	60,000
Total Convertible Bonds (cost $412,084)				468,100

		Principal amount°		Value (U.S. $)
Corporate Bonds – 48.81%
Banking – 8.25%
	Bank of America
	*3.70% 9/1/15	USD	90,000	$90,576
	5.30% 3/15/17		250,000	255,494
#	Bank of Montreal 144A 2.625% 1/25/16		250,000	250,057
	BB&T 5.25% 11/1/19		497,000	513,676
•	BB&T Capital Trust IV 6.82% 6/12/57		250,000	247,867
#	Canadian Imperial Bank of Commerce
	144A 2.75% 1/27/16		200,000	200,741
	City National 5.25% 9/15/20		160,000	158,741
#@	CoBank 144A 7.875% 4/16/18		250,000	280,639
#	Export-Import Bank of Korea
	144A 5.25% 2/10/14		125,000	133,564
	Fifth Third Bancorp 3.625% 1/25/16		220,000	221,931
	Goldman Sachs Group
	*3.70% 8/1/15		40,000	40,714
	5.375% 3/15/20		445,000	458,854
	6.25% 2/1/41		85,000	86,214
	JPMorgan Chase 4.40% 7/22/20		450,000	441,464
	JPMorgan Chase Bank 6.00% 10/1/17		250,000	276,890
	JPMorgan Chase Capital XXV 6.80% 10/1/37		381,000	394,359
	KeyBank 5.80% 7/1/14		250,000	272,004
	KFW 10.00% 5/15/12	BRL	290,000	174,957
	Korea Development Bank 8.00% 1/23/14	USD	195,000	223,423
	Morgan Stanley 5.75% 1/25/21		250,000	253,145
	PNC Bank 6.875% 4/1/18		250,000	285,429
	PNC Funding
	5.125% 2/8/20		210,000	220,347
	5.25% 11/15/15		225,000	242,573
	Rabobank
	2.125% 10/13/15		65,000	62,859
	•#144A 11.00% 12/29/49		425,000	550,928
	Silicon Valley Bank 5.70% 6/1/12		250,000	258,000
	SVB Financial Group 5.375% 9/15/20		150,000	148,550
	U.S. Bank North America 4.95% 10/30/14		250,000	273,872
•	USB Capital IX 6.189% 4/15/49		395,000	313,235
	Wachovia
	•0.673% 10/15/16		95,000	88,865
	5.25% 8/1/14		105,000	113,562
	5.625% 10/15/16		155,000	170,778

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
•	Wells Fargo Capital XIII 7.70% 12/29/49	USD	240,000	$248,856
	Zions Bancorp
	5.50% 11/16/15		150,000	150,486
	*7.75% 9/23/14		55,000	58,477
				8,162,127
Basic Industries – 4.67%
*	Alcoa 6.15% 8/15/20		250,000	266,411
	ArcelorMittal 9.85% 6/1/19		300,000	385,633
	Ball 5.75% 5/15/21		495,000	486,338
	CF Industries 7.125% 5/1/20		100,000	111,375
	Cliffs Natural Resources 4.80% 10/1/20		195,000	190,638
#	Codelco 144A 3.75% 11/4/20		1,161,000	1,099,848
	Dow Chemical 8.55% 5/15/19		599,000	748,875
	duPont (E.I.) deNemours 3.625% 1/15/21		355,000	338,393
#	Georgia-Pacific 144A 5.40% 11/1/20		190,000	187,930
	Hexion Finance Escrow 8.875% 2/1/18		160,000	173,200
	International Paper 9.375% 5/15/19		300,000	387,969
	Reliance Steel & Aluminum 6.85% 11/15/36		116,000	108,245
	Teck Resources
	4.50% 1/15/21		75,000	76,233
	9.75% 5/15/14		54,000	66,263
				4,627,351
Brokerage – 0.72%
•	Bear Stearns 5.408% 12/7/12	AUD	200,000	196,540
	Jefferies Group
	6.25% 1/15/36	USD	40,000	36,243
	6.45% 6/8/27		275,000	269,403
	Lazard Group
	6.85% 6/15/17		162,000	169,915
	7.125% 5/15/15		34,000	37,014
				709,115
Capital Goods – 0.81%
	Allied Waste North America
	6.875% 6/1/17		205,000	223,995
	7.125% 5/15/16		100,000	105,366
	L-3 Communications 4.75% 7/15/20		180,000	178,577
#	Meccanica Holdings USA 144A 6.25% 7/15/19		280,000	290,108
				798,046

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications – 7.35%
	America Movil 5.00% 3/30/20	USD	285,000	$297,008
	American Tower 5.05% 9/1/20		155,000	153,198
#	AT&T 144A 5.35% 9/1/40		310,000	284,242
	Comcast 5.875% 2/15/18		360,000	399,043
#	Cox Communications 144A 6.25% 6/1/18		130,000	145,283
	Cricket Communications 7.75% 10/15/20		150,000	145,125
#	Crown Castle Towers 144A 4.883% 8/15/20		915,000	896,284
	CSC Holdings 8.50% 6/15/15		135,000	148,500
	DIRECTV Holdings/Financing
	4.60% 2/15/21		140,000	137,625
	7.625% 5/15/16		320,000	355,590
	DISH 7.875% 9/1/19		115,000	122,331
	GXS Worldwide 9.75% 6/15/15		240,000	240,600
	Intelsat Bermuda 11.25% 2/4/17		440,000	496,100
#	NBCUniversal Media 144A
	4.375% 4/1/21		220,000	213,313
	5.15% 4/30/20		195,000	201,429
	Qwest 8.375% 5/1/16		580,000	697,450
	Rogers Communications 6.68% 11/4/39	CAD	40,000	42,359
	Shaw Communication 6.75% 11/9/39	CAD	24,000	23,627
	Sprint Nextel
	6.00% 12/1/16	USD	110,000	108,625
	*8.375% 8/15/17		130,000	142,675
	Telecom Italia Capital
	5.25% 10/1/15		180,000	184,240
	6.175% 6/18/14		225,000	240,002
	Telefonica Emisiones 6.421% 6/20/16		285,000	314,752
	Time Warner Cable 8.25% 4/1/19		190,000	236,067
*	Verizon Communications 6.35% 4/1/19		300,000	346,286
	Virgin Media Secured Finance 6.50% 1/15/18		300,000	319,500
#	Vivendi 144A 6.625% 4/4/18		247,000	279,730
#	Wind Acquisition Finance 144A 11.75% 7/15/17		95,000	108,775
				7,279,759
Consumer Cyclical – 1.22%
	Family Dollar Stores 5.00% 2/1/21		130,000	128,740
	Ford Motor Credit 12.00% 5/15/15		200,000	253,803
*	Goodyear Tire & Rubber 8.25% 8/15/20		200,000	210,500
	Macy’s Retail Holdings 5.90% 12/1/16		154,000	165,165

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	MGM MIRAGE
	11.125% 11/15/17	USD	215,000	$249,400
	13.00% 11/15/13		55,000	66,000
	O’Reilly Automotive 4.875% 1/14/21		75,000	74,615
	Wyndham Worldwide 5.75% 2/1/18		60,000	61,606
				1,209,829
Consumer Non-Cyclical – 7.91%
	Amgen 3.45% 10/1/20		230,000	218,250
	Anheuser-Busch InBev Worldwide
	*5.00% 4/15/20		235,000	247,285
	#144A 5.375% 11/15/14		535,000	593,987
	Bard (C.R.) 4.40% 1/15/21		95,000	96,348
	Baxter International 4.50% 8/15/19		325,000	340,598
	Bio-Rad Laboratories 4.875% 12/15/20		315,000	307,913
#	Brambles USA 144A
	3.95% 4/1/15		125,000	126,986
	5.35% 4/1/20		205,000	207,129
	CareFusion 6.375% 8/1/19		475,000	537,835
	Celgene
	2.45% 10/15/15		85,000	83,017
	3.95% 10/15/20		190,000	180,769
#	Cencosud 144A 5.50% 1/20/21		150,000	147,963
	Coca-Cola Enterprises 3.50% 9/15/20		275,000	258,122
	Covidien International Finance 4.20% 6/15/20		510,000	512,138
#	Delhaize Group 144A 5.70% 10/1/40		210,000	197,029
	Genzyme
	3.625% 6/15/15		385,000	398,683
	5.00% 6/15/20		190,000	200,381
	HCA PIK 9.625% 11/15/16		91,000	98,394
	Hospira 6.40% 5/15/15		380,000	430,650
*	Kellogg 4.00% 12/15/20		235,000	231,318
	Life Technologies 6.00% 3/1/20		135,000	144,901
	Medco Health Solutions
	4.125% 9/15/20		230,000	223,755
	7.125% 3/15/18		460,000	541,160
	Merck 3.875% 1/15/21		150,000	148,304
#	Roche Holdings 144A 6.00% 3/1/19		120,000	138,889
*	Safeway 3.95% 8/15/20		270,000	253,885

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#	Woolworths 144A 4.00% 9/22/20	USD	390,000	$380,081
	Yale University 2.90% 10/15/14		250,000	259,980
	Zimmer Holdings 4.625% 11/30/19		320,000	329,806
				7,835,556
Electric – 4.69%
	Ameren Illinois 9.75% 11/15/18		769,000	990,232
#	American Transmission Systems 144A
	5.25% 1/15/22		190,000	193,882
	CenterPoint Energy 5.95% 2/1/17		140,000	153,020
	CMS Energy
	6.55% 7/17/17		115,000	124,541
	8.75% 6/15/19		175,000	207,403
	Commonwealth Edison
	*4.00% 8/1/20		70,000	68,191
	5.80% 3/15/18		60,000	67,319
#	Enel Finance International 144A
	6.25% 9/15/17		265,000	289,211
	Exelon Generation 4.00% 10/1/20		380,000	353,491
	Florida Power 5.65% 6/15/18		55,000	61,839
	Jersey Central Power & Light 5.625% 5/1/16		75,000	82,647
#	LG&E & KU Energy 144A 3.75% 11/15/20		170,000	161,348
	MidAmerican Funding 6.75% 3/1/11		102,000	102,511
	NiSource Finance
	6.40% 3/15/18		65,000	73,435
	6.80% 1/15/19		90,000	103,346
	Oncor Electric Delivery
	7.00% 9/1/22		85,000	100,999
	#144A 5.00% 9/30/17		140,000	149,540
	#144A 5.25% 9/30/40		40,000	37,762
	Pacific Gas & Electric 5.625% 11/30/17		35,000	39,660
	Pennsylvania Electric 5.20% 4/1/20		300,000	308,679
	PPL Electric Utilities 7.125% 11/30/13		130,000	150,168
	Public Service Electric & Gas 3.50% 8/15/20		125,000	119,558
	Public Service of Oklahoma 5.15% 12/1/19		215,000	226,597
	Southern California Edison Company
	5.50% 8/15/18		250,000	281,886
#	Tampa Electric 144A 5.40% 5/15/21		185,000	200,078
				4,647,343

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy – 4.40%
	Anadarko Petroleum 5.95% 9/15/16	USD	175,000	$192,172
	Chesapeake Energy 9.50% 2/15/15		95,000	111,625
#	CNOOC Finance 2011 144A 4.25% 1/26/21		225,000	221,670
#	ENI 144A 4.15% 10/1/20		340,000	328,800
	Nexen 7.50% 7/30/39		65,000	70,262
*	Noble Energy 8.25% 3/1/19		385,000	489,193
	Noble Holding International 3.05% 3/1/16		120,000	120,480
	Pemex Project Funding Master Trust
	6.625% 6/15/35		90,000	90,549
	Petrobras International Finance
	5.375% 1/27/21		120,000	121,289
	5.75% 1/20/20		40,000	41,499
	5.875% 3/1/18		45,000	48,208
#	PetroHawk Energy 144A 7.25% 8/15/18		235,000	242,638
	Pride International 6.875% 8/15/20		340,000	373,150
	Range Resources 8.00% 5/15/19		95,000	104,975
*	SandRidge Energy 8.75% 1/15/20		235,000	251,450
#	SEMCO Energy 144A 5.15% 4/21/20		280,000	288,156
*	Sempra Energy 6.15% 6/15/18		120,000	136,684
	Transocean 6.50% 11/15/20		160,000	174,048
	Weatherford International
	5.125% 9/15/20		120,000	121,265
	9.625% 3/1/19		305,000	398,139
#	Woodside Finance 144A
	4.50% 11/10/14		95,000	100,666
	8.125% 3/1/14		280,000	324,204
				4,351,122
Finance Companies – 2.62%
#	CDP Financial 144A
	4.40% 11/25/19		280,000	283,971
	5.60% 11/25/39		250,000	254,299
#	ERAC USA Finance 144A 5.25% 10/1/20		370,000	382,771
	General Electric Capital
	*4.375% 9/16/20		15,000	14,603
	5.625% 9/15/17		111,000	121,929
	6.00% 8/7/19		750,000	834,213

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
*#	Hyundai Capital Services 144A 4.375% 7/27/16	USD	260,000	$261,826
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65		210,000	172,200
#	International Lease Finance 144A
	8.75% 3/15/17		100,000	112,250
#	PHH 144A 9.25% 3/1/16		145,000	156,238
				2,594,300
Insurance – 1.26%
	American International Group 5.45% 5/18/17		250,000	259,747
•	Chubb 6.375% 3/29/67		270,000	287,550
#	Health Care Services 144A 4.70% 1/15/21		195,000	197,233
	MetLife 6.817% 8/15/18		220,000	257,043
	Prudential Financial
	3.875% 1/14/15		185,000	192,958
	4.50% 11/15/20		50,000	49,404
=#@‡w	Twin Reefs Pass Through Trust 144A
	0.00% 12/31/49		200,000	0
				1,243,935
Natural Gas – 2.95%
	Buckeye Partners 4.875% 2/1/21		215,000	214,987
#	CenterPoint Energy Resources 144A
	4.50% 1/15/21		80,000	79,776
•	Enbridge Energy Partners 8.05% 10/1/37		135,000	143,160
	Energy Transfer Partners 9.70% 3/15/19		520,000	682,531
	Enterprise Products Operating
	6.30% 9/15/17		95,000	108,229
	•7.034% 1/15/68		70,000	73,075
	9.75% 1/31/14		255,000	309,906
	Kinder Morgan Energy Partners
	6.00% 2/1/17		135,000	150,432
	9.00% 2/1/19		275,000	350,395
	#Midcontinent Express Pipeline 144A
	5.45% 9/15/14		180,000	193,257
*	ONEOK Partners 6.125% 2/1/41		100,000	99,659
	Plains All American Pipeline/PPA Finance
	8.75% 5/1/19		130,000	163,445

Statement of net assets
Delaware Core Plus Bond Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
TransCanada Pipelines
*3.80% 10/1/20	USD	100,000	$96,807
•6.35% 5/15/67		250,000	251,124
			2,916,783
Real Estate – 0.78%
Developers Diversified Realty
7.875% 9/1/20		90,000	104,219
9.625% 3/15/16		150,000	180,629
Digital Realty Trust 5.875% 2/1/20		95,000	98,487
Liberty Property 4.75% 10/1/20		75,000	75,081
Regency Centers
4.80% 4/15/21		55,000	53,469
5.875% 6/15/17		95,000	103,801
•# USB Realty 144A 6.091% 12/22/49		200,000	155,000
			770,686
Technology – 0.63%
National Semiconductor 6.60% 6/15/17		225,000	248,194
# Seagate Technology International 144A
10.00% 5/1/14		125,000	146,563
Symantec 4.20% 9/15/20		245,000	228,834
			623,591
Transportation – 0.55%
Burlington Northern Santa Fe
3.60% 9/1/20		35,000	33,371
4.70% 10/1/19		250,000	262,598
5.75% 3/15/18		15,000	16,941
Canadian Pacific 4.45% 3/15/23		235,000	229,927
			542,837
Total Corporate Bonds (cost $47,355,130)			48,312,380

Non-Agency Asset-Backed Securities – 3.77%
Ally Auto Receivables Trust
Series 2010-2 A3 1.38% 7/15/14		75,000	75,418
• Ally Master Owner Trust
Series 2011-1 A1 1.131% 1/15/16		140,000	140,000
• American Express Issuance Trust
Series 2005-2 A 0.331% 8/15/13		400,000	399,387

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
•	Bank of America Credit Card Trust
	Series 2007-A9 A9 0.301% 11/17/14	USD	90,000	$89,800
	Series 2008-A5 A5 1.461% 12/16/13		905,000	909,060
	Capital Auto Receivables Asset Trust
	Series 2008-1 A3A 3.86% 8/15/12		24,595	24,786
•	Capital One Multi-Asset Execution Trust
	Series 2006-A7 A7 0.291% 3/17/14		100,000	99,948
	Series 2007-A4 A4 0.291% 3/16/15		400,000	398,660
#	CIT Equipment Collateral 144A
	Series 2009-VT1 A3 3.07% 8/15/16		93,421	94,248
	Series 2010-VT1A A3 2.41% 5/15/13		100,000	100,640
	Citibank Credit Card Issuance Trust
	Series 2007-A3 A3 6.15% 6/15/39		135,000	157,346
	Citicorp Residential Mortgage Securities
	Series 2006-3 A5 5.948% 11/25/36		300,000	250,188
	CNH Equipment Trust
	•Series 2007-A A4 0.301% 9/17/12		14,569	14,568
	Series 2008-A A4A 4.93% 8/15/14		95,030	97,312
	Series 2009-C A3 1.85% 12/16/13		59,992	60,420
	Discover Card Master Trust
	Series 2007-A1 A1 5.65% 3/16/20		190,000	216,824
•	Ford Credit Floorplan Master Owner Trust
	Series 2009-2 A 1.811% 9/15/14		100,000	101,393
	Harley Davidson Motorcycle Trust
	Series 2008-1 A4 4.90% 12/15/13		125,000	129,168
	Series 2009-4 A3 1.87% 2/15/14		100,000	100,754
	John Deere Owner Trust
	Series 2010-A A4 2.13% 10/17/16		155,000	158,183
•	MBNA Credit Card Master Note Trust
	Series 2005-A2 A2 0.341% 10/15/14		50,000	49,922
•	Merrill Auto Trust Securitization
	Series 2007-1 A4 0.321% 12/15/13		40,637	40,595
	World Omni Auto Receivables Trust
	Series 2008-A A3A 3.94% 10/15/12		23,194	23,342
Total Non-Agency Asset-Backed Securities
	(cost $3,684,588)			3,731,962

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations – 1.18%
	American Home Mortgage Investment Trust
	Series 2005-2 5A1 5.064% 9/25/35	USD	21,087	$20,038
	Bank of America Alternative Loan Trust
	Series 2005-5 2CB1 6.00% 6/25/35		2,524	1,958
•@	Bank of America Funding
	Series 2006-H 1A2 2.873% 9/20/46		6,812	769
	Citicorp Mortgage Securities
	Series 2006-4 3A1 5.50% 8/25/21		43,938	44,961
w	Countrywide Home Loan Mortgage
	Pass Through Trust Series 2006-17 A5
	6.00% 12/25/36		8,382	8,050
	First Horizon Asset Securities
	Series 2006-3 1A11 6.25% 11/25/36		126,675	132,379
•#	GSMPS Mortgage Loan Trust 144A
	Series 1998-2 A 7.75% 5/19/27		108,477	108,287
	Series 1999-3 A 8.00% 8/19/29		237,938	238,946
•	JPMorgan Mortgage Trust
	Series 2007-A1 7A4 5.289% 7/25/35		401,881	189,393
	Lehman Mortgage Trust
	Series 2005-2 2A3 5.50% 12/25/35		74,265	72,045
#	MASTR Reperforming Loan Trust
	Series 2005-1 1A5 144A 8.00% 8/25/34		201,472	204,591
w	Washington Mutual Alternative Mortgage
	Pass Through Certificates
	Series 2005-1 5A2 6.00% 3/25/35		152,788	102,508
•	Wells Fargo Mortgage Backed Securities Trust
	Series 2005-AR16 2A1 2.79% 10/25/35		6,928	6,552
	Series 2006-AR5 2A1 5.435% 4/25/36		37,733	31,451
Total Non-Agency Collateralized Mortgage
	Obligations (cost $1,440,530)			1,161,928

Regional Bonds – 0.92%Δ
Australia – 0.87%
	New South Wales Treasury 6.00% 5/1/20	AUD	794,000	787,492
	Queensland Treasury 6.00% 6/14/21	AUD	76,000	76,247
				863,739

	Principal amount°		Value (U.S. $)
Regional Bonds (continued)
Canada – 0.05%
Quebec Province
4.50% 12/1/19	CAD	19,000	$19,815
4.50% 12/1/20	CAD	30,000	31,009
			50,824
Total Regional Bonds (cost $823,818)			914,563

«Senior Secured Loans – 5.93%
Affinion Group Tranche B 5.00% 10/7/16	USD	149,623	150,730
Alliance HealthCare Services 5.50% 6/1/16		99,748	101,058
Armstrong World Industries Tranche B
5.00% 5/23/17		100,000	101,625
ATI Holdings 7.00% 3/12/16		183,612	185,678
AZ Chemical 6.75% 11/19/16		242,394	247,219
BNY Convergex Group
5.25% 11/29/16		100,000	101,113
8.75% 11/29/17		100,000	102,650
Bresnan Broadband Holdings 4.50% 12/6/17		100,000	101,132
Brickman Group Holdings Tranche B
7.25% 10/14/16		100,000	102,500
Charter Communications Operating Tranche B
8.50% 3/6/14		100,891	103,686
Chester Downs & Marina 12.375% 12/31/16		104,219	106,933
Citycenter Holdings 7.50% 1/10/15		100,000	101,958
Community Health Systems
3.50% 1/25/17		80,557	81,271
Tranche B 4.899% 7/25/14		160,232	160,092
Tranche DD 7.61% 7/25/14		8,252	8,245
Darling International Tranche B 5.00% 11/9/16		50,000	50,625
Davita Tranche B 4.50% 10/20/16		100,000	101,573
Dunkin Brands Tranche B 5.75% 11/19/17		195,000	198,372
Fifth Third Processing 8.25% 11/3/17		100,000	103,000
First Data Term Tranche B 2 3.47% 9/24/14		160,000	151,638
Goodman Global Tranche B 5.75% 10/28/16		99,750	100,847
Graham Packaging Tranche D 6.00% 9/23/16		99,750	101,761
Gray Television Tranche B 4.25% 12/31/14		226,270	224,614
Grifols Tranche B 6.00% 6/4/16		100,000	101,635
HCA Tranche B2 3.25% 3/31/17		100,000	101,375

Statement of net assets
Delaware Core Plus Bond Fund

	Principal amount°		Value (U.S. $)
Senior Secured Loans (continued)
HGI Holdings 6.75% 7/27/17	USD	99,750	$101,683
Houghton International Tranche B
6.75% 1/11/16		100,000	101,875
Intelsat Jackson Holdings Tranche B
5.25% 4/3/18		150,000	152,271
Level 3 Communications Tranche B
9.62% 3/13/14		185,000	200,263
MedAssets Tranche B 5.25% 11/15/16		238,000	241,273
MGM MIRAGE Tranche E 7.00% 2/21/14		125,000	122,985
NBTY Tranche B 6.25% 10/1/17		45,000	45,712
New Development Holdings 7.00% 7/1/17		188,055	190,406
Novelis Tranche B 5.25% 11/29/16		100,000	101,953
Nuveen Investment 2nd Lien 12.50% 7/9/15		85,000	92,183
PQ 6.77% 7/30/15		100,000	98,450
Reynolds Group Holdings Tranche D
6.50% 5/5/16		290,000	290,702
Rockwood Specialties Group Tranche H
6.00% 5/15/14		230,331	231,367
Syniverse Holdings 5.00% 10/28/17		50,000	50,823
TASC Tranche B 5.75% 12/19/14		133,650	134,966
Texas Competitive Electric Holdings Tranche
B2 3.764% 10/10/14		125,000	103,156
Toys R Us Tranche B 6.00% 9/1/16		99,750	101,204
Transdigm Group Tranche B 5.00% 12/26/16		100,000	101,784
UCI International Tranche B 5.50% 7/4/17		20,000	20,359
Univision Communications 4.25% 3/29/17		249,815	245,872
Visant 7.50% 12/22/16		144,638	147,006
Total Senior Secured Loans (cost $5,746,892)			5,867,623

Sovereign Bonds – 3.15%Δ
Australia – 1.01%
Australian Government Bonds
4.50% 4/15/20	AUD	797,000	737,899
6.00% 2/15/17	AUD	250,000	257,630
			995,529
Belgium – 0.06%
Belgium Government Bond 4.25% 9/28/21	EUR	42,600	58,165
			58,165

		Principal amount°		Value (U.S. $)
	Sovereign Bonds (continued)
	Brazil – 0.47%
	Republic of Brazil
	7.125% 1/20/37	USD	80,000	$95,600
	8.875% 10/14/19		80,000	106,200
	10.25% 1/10/28	BRL	436,000	262,123
				463,923
	Canada – 0.18%
	Canadian Government Bond 3.75% 6/1/19	CAD	172,000	178,779
				178,779
	Indonesia – 0.18%
	Indonesia Treasury Bonds
	10.50% 8/15/30	IDR	315,000,000	36,098
	11.00% 11/15/20	IDR	1,147,000,000	145,153
				181,251
	Norway – 1.09%
	Norway Government Bonds
	4.25% 5/19/17	NOK	1,280,000	231,655
	4.50% 5/22/19	NOK	2,777,000	510,920
	5.00% 5/15/15	NOK	1,825,000	339,609
				1,082,184
	Russia – 0.07%
Φ	Russia-Eurobond 7.50% 3/31/30	USD	58,175	66,814
				66,814
	Turkey – 0.09%
	Republic of Turkey
	6.875% 3/17/36		55,000	57,200
	7.375% 2/5/25		30,000	34,500
	Turkey Government Bond 4.00% 4/29/15	TRY	722	480
				92,180
	Total Sovereign Bonds (cost $2,988,808)			3,118,825

Statement of net assets
Delaware Core Plus Bond Fund

	Principal amount°		Value (U.S. $)
Supranational Banks – 0.57%
European Investment Bank 9.00% 12/21/18	ZAR	900,000	$126,814
Inter-American Development Bank
5.375% 5/27/14	AUD	232,000	230,455
International Bank for Reconstruction &
Development 2.125% 3/15/16	USD	210,000	210,011
Total Supranational Banks (cost $508,870)			567,280

U.S. Treasury Obligations – 3.96%
∞ U.S. Treasury Bond 3.875% 8/15/40		970,000	860,724
U.S. Treasury Notes
2.00% 1/31/16		1,375,000	1,378,116
2.25% 11/30/17		105,000	102,268
*2.625% 11/15/20		1,687,000	1,581,826
Total U.S. Treasury Obligations (cost $3,975,817)			3,922,934

	Number of shares
Preferred Stock – 0.37%
Alabama Power 5.625%		3,715	90,832
• PNC Financial Services Group 8.25%		260,000	279,439
Total Preferred Stock (cost $344,719)			370,271

	Principal amount°
≠Discount Note – 12.99%
Federal Home Loan Bank 0.10% 2/1/11	USD	12,859,036	12,859,036
Total Discount Note (cost $12,859,036)			12,859,036

Total Value of Securities Before Securities
Lending Collateral – 109.70%
(cost $106,148,656)			108,597,014

	Number of shares
Securities Lending Collateral** – 3.43%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund		10,287	9,891
Delaware Investments Collateral Fund No.1		3,385,928	3,385,928
@†Mellon GSL Reinvestment Trust II		12,695	0
Total Securities Lending Collateral
(cost $3,408,910)			3,395,819

Total Value of Securities – 113.13%
(cost $109,557,566)	$111,992,833 ©
Obligation to Return Securities
Lending Collateral** – (3.44%)	(3,408,910)
Liabilities Net of Receivables and
Other Assets – (9.69%)z	(9,593,169)
Net Assets Applicable to 12,085,152
Shares Outstanding – 100.00%	$98,990,754

Net Asset Value – Delaware Core Plus Bond Fund
Class A ($71,598,282 / 8,744,670 Shares)	$8.19
Net Asset Value – Delaware Core Plus Bond Fund
Class B ($2,346,520 / 286,603 Shares)	$8.19
Net Asset Value – Delaware Core Plus Bond Fund
Class C ($9,827,673 / 1,198,962 Shares)	$8.20
Net Asset Value – Delaware Core Plus Bond Fund
Class R ($6,203,793 / 755,257 Shares)	$8.21
Net Asset Value – Delaware Core Plus Bond Fund
Institutional Class ($9,014,486 / 1,099,660 Shares)	$8.20

Components of Net Assets at January 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$102,768,847
Undistributed net investment income	700,911
Accumulated net realized loss on investments	(7,090,818)
Net unrealized appreciation of investments and foreign currencies	2,611,814
Total net assets	$98,990,754

Statement of net assets
Delaware Core Plus Bond Fund

°Principal amount is stated in the currency in which each security is denominated.
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Colombian Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Kroner
NZD — New Zealand Dollar
TRY — Turkish Lira
USD — United States Dollar
ZAR — South African Rand

•	Variable rate security. The rate shown is the rate as of January 31, 2011. Interest rates reset periodically.
≠	The rate shown is the effective yield at the time of purchase.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
©	Includes $4,098,737 of securities loaned.
∞	Fully or partially pledged as collateral for futures contracts.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at January 31, 2011.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2011, the aggregate amount of Rule 144A securities was $13,720,198, which represented 13.86% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
@	Illiquid security. At January 31, 2011, the aggregate amount of illiquid securities was $281,408, which represented 0.28% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2011, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

†	Non income producing security.
‡	Non income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2011.
z	Of this amount, $12,884,735 represents payable for securities purchased as of January 31, 2011.

Summary of abbreviations:
ARM — Adjustable Rate Mortgage
BAML — Bank of America Merrill Lynch
BCLY — Barclays
CDS — Credit Default Swap
CITI — Citigroup Global Markets
GNMA — Government National Mortgage Association
GPM — Graduated Payment Mortgage
GSC — Goldman Sachs & Co.
GSMPS — Goldman Sachs Reperforming Mortgage Securities
HSBC — Hong Kong Shanghai Bank
JPMC — JPMorgan Chase Bank
MASTR — Mortgage Asset Securitization Transactions, Inc.
MSC — Morgan Stanley & Co.
NCUA — National Credit Union Administration
PIK — Pay-in-kind
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Core Plus Bond Fund
Net asset value Class A (A)	$8.19
Sales charge (4.50% of offering price) (B)	0.39
Offering price	$8.58

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Statement of net assets
Delaware Core Plus Bond Fund

1The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at January 31, 2010:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settle Date	(Depreciation)
BAML	MXN	2,038,148	USD	(167,422)	3/4/11	$124
BAML	NOK	(2,526,718)	USD	436,627	3/4/11	(150)
BCLY	EUR	(75,304)	USD	102,901	3/4/11	(161)
BCLY	GBP	(200,239)	USD	320,589	3/4/11	(92)
GSC	NOK	(1,693,299)	USD	292,720	3/4/11	11
HSBC	AUD	70,612	USD	(70,160)	3/4/11	(61)
HSBC	EUR	(10,163)	USD	13,948	3/4/11	39
HSBC	NOK	(246,740)	USD	42,628	3/4/11	(24)
JPMC	BRL	(503,666)	USD	298,770	3/4/11	(1,141)
JPMC	CLP	39,540,000	USD	(81,568)	3/4/11	426
JPMC	EUR	(62,448)	USD	85,672	3/4/11	205
JPMC	MYR	795,026	USD	(259,711)	2/7/11	(140)
JPMC	MYR	795,026	USD	(260,004)	3/4/11	(845)
JPMC	NZD	4,119	USD	(3,180)	3/4/11	(10)
MSC	CHF	67,093	USD	(71,511)	3/4/11	(413)
MSC	EUR	288,162	USD	(395,203)	3/4/11	(820)
MSC	KRW	75,318,000	USD	(66,970)	2/4/11	269
MSC	KRW	75,318,000	USD	(67,188)	3/4/11	(68)
MSC	MXN	602,921	USD	(49,537)	3/4/11	25
MSC	MYR	(773,922)	USD	252,561	2/4/11	(167)
MSC	MYR	(773,922)	USD	252,618	3/4/11	339
						$(2,654)

Futures Contracts

				Unrealized
				Appreciation
Contracts to Sell	Notional Proceeds	Notional Value	Expiration Date	(Depreciation)
(10) U.S. Treasury Long Bond	$(1,260,577)	$(1,206,250)	3/22/11	$54,327
(18) U.S. Treasury 10 yr Notes	(2,168,873)	(2,174,344)	3/22/11	(5,471)
	$(3,429,450)			$48,856

Swap Contracts
CDS Contracts
			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap & Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	Kingdom of Spain 5 yr CDS	$288,000	1.00%	12/20/15	$(10,922)
	ITRAXX Europe Subordinate
	Financials
BCLY	14.1 5 yr CDS	390,000	1.00%	1/20/15	4,585
BCLY	14.1 5 yr CDS	650,000	1.00%	12/20/15	41,380
	Kingdom of Spain
BCLY	5 yr CDS	240,000	1.00%	3/20/15	9,833
BCLY	5 yr CDS	140,000	1.00%	3/20/16	(4,985)
	United States of America
BCLY	5 yr CDS	159,000	0.25%	3/20/16	298
CITI	Sara Lee 5 yr CDS	90,000	1.00%	3/20/16	(5,681)
	ITRAXX Europe Subordinate
JPMC	Financials 14.1 5 yr CDS	780,000	1.00%	12/20/15	46,191
JPMC	Penney (J.C.) 5 yr CDS	175,000	1.00%	3/20/15	2,470
	Portuguese Republic
JPMC	5 yr CDS	156,000	1.00%	6/20/15	17,185
JPMC	Viacom 5 yr CDS	250,000	1.00%	9/20/15	(3,672)
		$3,318,000			$96,682

	Protection Sold / Moody’s Rating:
CITI	MetLife 5 yr CDS / A	$80,000	5.00%	9/20/14	$6,213
JPMC	Comcast 5 yr CDS / Baa	250,000	1.00%	9/20/15	4,440
JPMC	MetLife 5 yr CDS / A	415,000	1.00%	12/20/14	18,417
JPMC	Tyson Foods CDS / Ba	145,000	1.00%	3/20/16	(639)
		$890,000			$28,431
Total					$125,113

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in ”Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Core Plus Bond Fund	Six Months Ended January 31, 2011 (Unaudited)

Investment Income:
Interest	$2,025,239
Dividends	10,725
Securities lending income	2,062
Foreign tax withheld	(6,363)	$2,031,663

Expenses:
Management fees	276,022
Distribution expenses – Class A	108,207
Distribution expenses – Class B	14,075
Distribution expenses – Class C	51,780
Distribution expenses – Class R	18,909
Dividend disbursing and transfer agent fees and expenses	95,413
Registration fees	35,617
Reports and statements to shareholders	23,026
Accounting and administration expenses	19,799
Dues and services	15,209
Pricing fees	11,809
Legal fees	8,431
Audit and tax	7,827
Custodian fees	7,392
Trustees’ fees	2,813
Insurance fees	2,252
Consulting fees	502
Trustees’ expenses	214	699,297
Less fees waived		(178,606)
Less waived distribution expenses – Class A		(18,034)
Less waived distribution expenses – Class R		(3,152)
Less expense paid indirectly		(182)
Total operating expenses		499,323
Net Investment Income		1,532,340

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments	$1,877,170
Futures contracts	212,956
Swap contracts	(289,162)
Foreign currencies	95,242
Foreign currency exchange contracts	(297,514)
Net realized gain	1,598,692
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	(1,591,386)
Net Realized and Unrealized Gain on Investments
and Foreign Currencies	7,306

Net Increase in Net Assets Resulting from Operations	$1,539,646

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Core Plus Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/11	7/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,532,340	$4,110,652
Net realized gain on investments	1,598,692	4,954,123
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(1,591,386)	1,839,607
Net increase in net assets resulting from operations	1,539,646	10,904,382

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,328,588)	(3,232,187)
Class B	(41,313)	(149,725)
Class C	(152,117)	(295,498)
Class R	(108,566)	(171,993)
Institutional Class	(171,228)	(293,980)
	(1,801,812)	(4,143,383)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,381,816	15,684,077
Class B	42,402	219,426
Class C	1,876,192	5,398,787
Class R	731,071	6,133,846
Institutional Class	1,886,055	12,178,149

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,026,506	2,412,416
Class B	28,503	102,930
Class C	126,366	207,879
Class R	107,226	155,838
Institutional Class	159,246	261,515
	15,365,383	42,754,863

	Six Months	Year
	Ended	Ended
	1/31/11	7/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(11,250,625)	$(15,418,790)
Class B	(914,085)	(1,913,917)
Class C	(2,164,869)	(1,970,515)
Class R	(637,970)	(736,001)
Institutional Class	(1,652,503)	(7,469,683)
	(16,620,052)	(27,508,906)
Increase (decrease) in net assets derived from capital
share transactions	(1,254,669)	15,245,957
Net Increase (Decrease) in Net Assets	(1,516,835)	22,006,956

Net Assets:
Beginning of period	100,507,589	78,500,633
End of period (including undistributed net investment
income of $700,911 and $1,179,193, respectively)	$98,990,754	$100,507,589

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Core Plus Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended January 31, 2011 and the years ended July 31, 2010, 2009 and 2008.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/111	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)
$8.220	$7.620	$7.260	$7.310	$7.330	$7.670

0.131	0.366	0.367	0.332	0.305	0.280
(0.031)	0.606	0.395	(0.038)	0.015	(0.285)
0.100	0.972	0.762	0.294	0.320	(0.005)

(0.130)	(0.372)	(0.402)	(0.344)	(0.340)	(0.335)
(0.130)	(0.372)	(0.402)	(0.344)	(0.340)	(0.335)

$8.190	$8.220	$7.620	$7.260	$7.310	$7.330

1.49%	13.03%	11.13%	4.18%	4.40%	(0.05% )

$71,598	$72,618	$64,746	$58,485	$64,620	$76,888
0.90%	0.91%	0.98%	0.95%	1.02%	1.05%

1.31%	1.34%	1.32%	1.24%	1.30%	1.22%
3.15%	4.60%	5.20%	4.47%	4.11%	3.75%

2.74%	4.17%	4.86%	4.18%	3.83%	3.58%
147%	264%	244%	331%	338%	260%

Financial highlights
Delaware Core Plus Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended January 31, 2011 and the years ended July 31, 2010, 2009 and 2008.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/111	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)
$8.220	$7.620	$7.260	$7.310	$7.330	$7.670

0.100	0.305	0.314	0.276	0.251	0.228
(0.026)	0.608	0.396	(0.038)	0.015	(0.285)
0.074	0.913	0.710	0.238	0.266	(0.057)

(0.104)	(0.313)	(0.350)	(0.288)	(0.286)	(0.283)
(0.104)	(0.313)	(0.350)	(0.288)	(0.286)	(0.283)

$8.190	$8.220	$7.620	$7.260	$7.310	$7.330

1.11%	12.19%	10.31%	3.40%	3.65%	(0.74% )

$2,347	$3,197	$4,494	$7,472	$10,922	$15,926
1.65%	1.66%	1.73%	1.70%	1.74%	1.75%

2.01%	2.04%	2.02%	1.94%	2.00%	1.92%
2.40%	3.85%	4.45%	3.72%	3.39%	3.05%

2.04%	3.47%	4.16%	3.48%	3.13%	2.88%
147%	264%	244%	331%	338%	260%

Financial highlights
Delaware Core Plus Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended January 31, 2011 and the years ended July 31, 2010, 2009 and 2008.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/111	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)
$8.230	$7.620	$7.260	$7.310	$7.330	$7.670

0.100	0.307	0.314	0.276	0.251	0.228
(0.026)	0.616	0.396	(0.038)	0.015	(0.285)
0.074	0.923	0.710	0.238	0.266	(0.057)

(0.104)	(0.313)	(0.350)	(0.288)	(0.286)	(0.283)
(0.104)	(0.313)	(0.350)	(0.288)	(0.286)	(0.283)

$8.200	$8.230	$7.620	$7.260	$7.310	$7.330

1.11%	12.32%	10.31%	3.40%	3.65%	(0.74% )

$9,828	$10,022	$5,813	$5,594	$5,243	$5,747
1.65%	1.66%	1.73%	1.70%	1.74%	1.75%

2.01%	2.04%	2.02%	1.94%	2.00%	1.92%
2.40%	3.85%	4.45%	3.72%	3.39%	3.05%

2.04%	3.47%	4.16%	3.48%	3.13%	2.88%
147%	264%	244%	331%	338%	260%

Financial highlights
Delaware Core Plus Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended January 31, 2011 and the years ended July 31, 2010, 2009 and 2008.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/111	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)
$8.240	$7.630	$7.260	$7.310	$7.340	$7.680

0.121	0.350	0.349	0.313	0.289	0.265
(0.029)	0.613	0.406	(0.037)	0.005	(0.285)
0.092	0.963	0.755	0.276	0.294	(0.020)

(0.122)	(0.353)	(0.385)	(0.326)	(0.324)	(0.320)
(0.122)	(0.353)	(0.385)	(0.326)	(0.324)	(0.320)

$8.210	$8.240	$7.630	$7.260	$7.310	$7.340

1.36%	12.87%	11.00%	3.92%	4.02%	(0.25% )

$6,204	$6,031	$235	$93	$206	$323
1.15%	1.16%	1.23%	1.20%	1.24%	1.25%

1.61%	1.64%	1.62%	1.54%	1.60%	1.52%
2.90%	4.35%	4.95%	4.22%	3.89%	3.55%

2.44%	3.87%	4.56%	3.88%	3.53%	3.28%
147%	264%	244%	331%	338%	260%

Financial highlights
Delaware Core Plus Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended January 31, 2011 and the years ended July 31, 2010, 2009 and 2008.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/111	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)
$8.230	$7.630	$7.260	$7.310	$7.330	$7.670

0.142	0.388	0.384	0.350	0.325	0.303
(0.033)	0.605	0.406	(0.037)	0.015	(0.285)
0.109	0.993	0.790	0.313	0.340	0.018

(0.139)	(0.393)	(0.420)	(0.363)	(0.360)	(0.358)
(0.139)	(0.393)	(0.420)	(0.363)	(0.360)	(0.358)

$8.200	$8.230	$7.630	$7.260	$7.310	$7.330

1.62%	13.30%	11.55%	4.44%	4.69%	0.25%

$9,014	$8,640	$3,213	$44,191	$30,693	$27,222
0.65%	0.66%	0.73%	0.70%	0.74%	0.75%

1.01%	1.04%	1.02%	0.94%	1.00%	0.92%
3.40%	4.85%	5.45%	4.72%	4.39%	4.05%

3.04%	4.47%	5.16%	4.48%	4.13%	3.88%
147%	264%	244%	331%	338%	260%

Notes to financial statements
Delaware Core Plus Bond Fund	January 31, 2011 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two Series: Delaware Core Plus Bond Fund and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware Core Plus Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (July 31, 2007–July 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Fund held no investments in repurchase agreements.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolios and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Mortgage Dollar Rolls — The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future

Notes to financial statements
Delaware Core Plus Bond Fund

1. Significant Accounting Policies (continued)

date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions that constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. The Fund accounts for mortgage-dollar-roll transactions as purchases and sales; these transactions may increase the Fund’s portfolio turnover rate.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended January 31, 2011.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. For the six months ended January 31, 2011, the Fund earned $182 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a Series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Effective November 26, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.65% of average daily net assets of the Fund through November 28, 2011. Prior to November 26, 2010, the expense limitation was voluntary. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended January 31, 2011, the Fund was charged $ 2,496 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and

Notes to financial statements
Delaware Core Plus Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. The contractual waiver is applied to the shares of the Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate.

At January 31, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$15,721
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	5,869
Distribution fees payable to DDLP	27,626
Other expenses payable to DMC and affiliates*	11,268

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2011, the Fund was charged $538 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2011, DDLP earned $8,454 for commissions on sales of the Fund’s Class A shares. For the period ended January 31, 2011, DDLP received gross CDSC commissions of $0, $844 and $454 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2011, the Fund made purchases of $129,419,650 and sales of $126,336,618 of investment securities other than U.S. government securities and short-term investments. For the six months ended January 31, 2011, the Fund made purchases of $14,895,173 and sales of $16,097,989 of long-term U.S. government securities.

At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments for federal income tax purposes was $110,036,386. At January 31, 2011, the net unrealized appreciation was $1,956,447, of which $3,460,796 related to unrealized appreciation of investments and $1,504,349 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Notes to financial statements
Delaware Core Plus Bond Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	—	$32,056,002	$140,000	$32,196,002
Corporate Debt	—	54,648,103	—	54,648,103
Discount Note	—	12,859,036	—	12,859,036
Foreign Debt	—	4,600,668	—	4,600,668
Securities Lending Collateral	—	3,395,819	—	3,395,819
U.S. Treasury Obligations	—	3,922,934	—	3,922,934
Other	—	370,271	—	370,271
Total	$—	$111,852,833	$140,000	$111,992,833

Foreign Currency
Exchange Contracts	$—	$(2,654)	$—	$(2,654)
Futures Contracts	$48,856	$—	$—	$48,856
Swap Contracts	$—	$125,113	$—	$125,113

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed and
		Mortgage-			Securities
		Backed	Corporate	Foreign	Lending
	Total	Securities	Debt	Debt	Collateral
Balance as of 7/31/10	$570,945	$275,985	$140,901	$153,491	$568
Net realized gain	15,962	703	10,232	5,027	—
Net change in unrealized
appreciation/depreciation	(13,177)	(5,986)	(2,948)	(4,352)	109
Purchases	140,000	140,000	—	—	—
Sales	(453,731)	(150,703)	(148,185)	(154,166)	(677)
Transfers out of Level 3	(119,999)	(119,999)	—	—	—
Balance as of 1/31/11	$140,000	$140,000	$—	$—	$—

Net change in unrealized
appreciation/depreciation
from investments still held
as of 1/31/11	$(539)	$—	$—	$—	$(539)

During the period ended January 31, 2011, transfers out of Level 3 investments into Level 2 investments were made in the amount of $119,999 for the Fund. This was due to the Fund’s pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the six months ended January 31, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2011 and the year ended July 31, 2010 was as follows:

	Six Months Ended	Year Ended
	1/31/11*	7/31/10
Ordinary income	$1,801,812	$4,143,383

*Tax information for the period ended January 31, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$102,768,847
Undistributed ordinary income	1,203,045
Realized gains 8/1/10–1/31/11	1,817,588
Capital loss carryforwards as of 7/31/10	(8,380,730)
Post-October currency losses	(113,739)
Other temporary differences	(267,436)
Unrealized appreciation on investments,
swap contracts and foreign currencies	1,963,179
Net assets	$98,990,754

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market of foreign currency contracts, tax deferral of losses on straddles, tax treatment of market discount and premium on debt instruments and tax treatment of CDS contracts.

Post-October losses represent losses realized on investment and foreign currency transactions from November 1, 2010 through January 31, 2011 that, in accordance with federal income tax

Notes to financial statements
Delaware Core Plus Bond Fund

5. Components of Net Assets on a Tax Basis (continued)

regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments, paydowns of mortgage- and asset-backed securities and tax treatment of CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2011, the Fund recorded the following reclassifications:

Undistributed net investment income	$(208,810)
Accumulated net realized gain	208,810

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2010 will expire as follows: $1,166,914 expires in 2014, $2,664,816 expires in 2015, $2,286,574 expires in 2016 and $2,262,426 expires in 2017.

For the six months ended January 31, 2011, the Fund had capital gains of $1,817,588, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/11	7/31/10
Shares sold:
Class A	1,139,917	1,967,658
Class B	5,131	27,391
Class C	226,390	676,367
Class R	88,146	773,215
Institutional Class	230,008	1,526,581

Shares issued upon reinvestment of dividends and distributions:
Class A	124,232	303,563
Class B	3,448	12,994
Class C	15,281	26,092
Class R	12,934	19,345
Institutional Class	19,249	32,777
	1,864,736	5,365,983

Shares repurchased:
Class A	(1,357,605)	(1,932,409)
Class B	(111,126)	(241,282)
Class C	(260,982)	(246,782)
Class R	(77,444)	(91,736)
Institutional Class	(199,815)	(930,354)
	(2,006,972)	(3,442,563)
Net increase (decrease)	(142,236)	1,923,420

For the six months ended January 31, 2011 and year ended July 31, 2010, 78,895 Class B shares were converted to 78,837 Class A shares valued at $648,797 and 158,871 Class B shares were converted to 158,871 Class A shares valued at $1,260,404, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis

Notes to financial statements
Delaware Core Plus Bond Fund

7. Line of Credit (continued)

of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 16, 2010.

Effective as of November 16, 2010, the Fund along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of January 31, 2011, or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts — The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting

Notes to financial statements
Delaware Core Plus Bond Fund

8. Derivatives (continued)

interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended January 31, 2011, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At January 31, 2011, the aggregate unrealized appreciation of credit default swaps was $125,113. If a credit event had occurred for all swap transactions where collateral posting was required as of January 31, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $2,428,000 less the value of the contracts’ related reference obligations. The Fund received collateral of $ 159,000 for certain open derivatives.

As disclosed in the footnotes to the statement of net assets, at January 31, 2011, the notional value of the protection sold was $890,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. At January 31, 2011, the net unrealized appreciation of the protection sold was $28,431.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of January 31, 2011 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets		Net Assets
	Location	Fair Value	Location	Fair Value
Foreign exchange contracts
(Forward currency contracts)	Liabilities net of		Liabilities net of
	receivables and		receivables and
	other assets	$11	other assets	$(2,665)
Interest rate contracts
(Futures contracts)	Liabilities net of		Liabilities net of
	receivables and		receivables and
	other assets	48,856	other assets	—
Credit contracts
(Swaps contracts)	Liabilities net of		Liabilities net of
	receivables and		receivables and
	other assets	136,035	other assets	(10,922)
Total		$184,902		$(13,587)

Notes to financial statements
Delaware Core Plus Bond Fund

8. Derivatives (continued)

The effect of derivative instruments on the statement of operations for the six months ended January 31, 2011 was as follows:

			Change in
			Unrealized
		Realized Gain	Appreciation
		or Loss on	or Depreciation
	Location of Gain or Loss on	Derivatives	on Derivatives
	Derivatives Recognized in	Recognized in	Recognized in
	Income	Income	Income
Foreign exchange contracts
(Forward currency contracts)	Net realized loss on
	forward currency contracts/
	unrealized appreciation
	of investments and
	foreign currencies	$(297,514)	$16,019
Interest rate contracts
(Futures contracts)	Net realized gain on
	futures contracts/net
	change in unrealized
	depreciation of investments
	and foreign currencies	212,956	(48,232)
Credit contracts
(Swaps contracts)	Net realized loss on swap
	contracts/net change in
	unrealized appreciation
	of investments and
	foreign currencies	(289,162)	335,175
Total		$(373,720)	$302,962

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2011, the value of securities on loan was $4,098,737, for which the Fund received collateral, comprised of non-cash collateral valued at $850,423 and cash collateral of $3,408,910. At January 31, 2011, the value of invested collateral was $3,395,819. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

Notes to financial statements
Delaware Core Plus Bond Fund

10. Credit and Market Risk

The Fund may invest up to 20% of its net assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined no material events or transactions occurred subsequent to January 31, 2011 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Core Plus Bond Fund

Change in Independent Registered Public Accounting Firm
Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Government Fund (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending July 31, 2010. During the fiscal years ended July 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Core Plus Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Core Plus Bond Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Semiannual report Delaware Inflation Protected Bond Fund January 31, 2011 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Inflation Protected Bond Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Inflation Protected Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type	3
Statement of net assets	4
Statement of operations	9
Statements of changes in net assets	10
Financial highlights	12
Notes to financial statements	20
Other Fund information	38
About the organization	40

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period August 1, 2010 to January 31, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2010 to January 31, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Inflation Protected Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/10	1/31/11	Expense Ratio	8/1/10 to 1/31/11*
Actual Fund return
Class A	$1,000.00	$1,021.30	0.80%	$4.08
Class B	1,000.00	1,017.40	1.55%	7.88
Class C	1,000.00	1,018.40	1.55%	7.89
Institutional Class	1,000.00	1,023.50	0.55%	2.81
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.17	0.80%	$4.08
Class B	1,000.00	1,017.39	1.55%	7.88
Class C	1,000.00	1,017.39	1.55%	7.88
Institutional Class	1,000.00	1,022.43	0.55%	2.80

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

Security type
Delaware Inflation Protected Bond Fund	As of January 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type	Percentage of net assets
Agency Collateralized Mortgage Obligations	0.98%
Agency Mortgage-Backed Securities	9.49%
Corporate Bonds	1.15%
Sovereign Bonds	6.90%
U.S. Treasury Obligations	76.00%
Discount Note	7.44%
Total Value of Securities	101.96%
Liabilities Net of Receivables and Other Assets	(1.96%)
Total Net Assets	100.00%

3

Statement of net assets
Delaware Inflation Protected Bond Fund	January 31, 2011 (Unaudited)

	Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations – 0.98%
Fannie Mae REMIC Series 2009-86 PC
5.00% 3/25/37	USD	2,760,000	$2,959,357
Total Agency Collateralized Mortgage
Obligations (cost $3,009,263)			2,959,357

Agency Mortgage-Backed Securities – 9.49%
Fannie Mae S.F. 15 yr
4.00% 7/1/25		2,584,281	2,663,290
4.00% 8/1/25		3,490,710	3,597,431
4.00% 11/1/25		3,622,090	3,739,619
Fannie Mae S.F. 20 yr 5.50% 4/1/27		1,440,200	1,545,514
Fannie Mae S.F. 30 yr TBA
5.50% 2/1/41		1,710,000	1,827,563
6.00% 2/1/41		14,140,000	15,361,780
Total Agency Mortgage-Backed Securities
(cost $28,775,071)			28,735,197

Corporate Bonds – 1.15%
Banking – 0.11%
• Morgan Stanley 3.37% 3/5/18		357,000	339,150
			339,150
Brokerage – 0.95%
=^@ JPMorgan Structured Products
0.644% 5/18/15	BRL	2,419,000	2,875,055
			2,875,055
Insurance – 0.09%
• Prudential Financial 3.04% 6/10/15	USD	286,000	286,215
			286,215
Total Corporate Bonds (cost $2,033,735)			3,500,420

Sovereign Bonds – 6.90%Δ
Australia – 3.00%
Australian Government Inflation Linked Bond
4.00% 8/20/15	AUD	5,390,000	9,076,918
			9,076,918

4

	Principal amount°		Value (U.S. $)
Sovereign Bonds (continued)
Republic of Korea – 2.90%
Korea Treasury Inflation Linked Bond
2.75% 3/10/17	KRW	7,529,628,680	$7,212,946
@2.75% 6/10/20	KRW	1,626,672,000	1,578,629
			8,791,575
South Africa – 1.00%
South Africa Government Inflation
Linked Bond 5.50% 12/7/23	ZAR	16,721,127	3,034,118
			3,034,118
Total Sovereign Bonds (cost $18,937,955)			20,902,611

U.S. Treasury Obligations – 76.00%
∞ U.S. Treasury Bond 3.875% 8/15/40	USD	6,555,000	5,816,540
U.S. Treasury Inflation Indexed Notes
0.50% 4/15/15		80,120,776	83,012,592
1.125% 1/15/21		11,752,703	11,831,669
1.25% 4/15/14		23,987,050	25,534,958
1.25% 7/15/20		45,361,751	46,602,122
2.00% 7/15/14		27,849,434	30,473,380
2.00% 1/15/16		18,998,934	20,995,304
U.S. Treasury Note 2.625% 11/15/20		6,285,000	5,893,168
Total U.S. Treasury Obligations (cost $223,038,182)			230,159,733

≠Discount Note – 7.44%
Federal Home Loan Bank 0.10% 2/1/11		22,548,063	22,548,063
Total Discount Note (cost $22,548,063)			22,548,063

Total Value of Securities – 101.96%
(cost $298,342,269)			308,805,381
Liabilities Net of Receivables and
Other Assets – (1.96%)			(5,948,516)
Net Assets Applicable to 29,003,089
Shares Outstanding – 100.00%			$302,856,865

5

Statement of net assets
Delaware Inflation Protected Bond Fund

Net Asset Value – Delaware Inflation Protected Bond Fund
Class A ($146,578,888 / 14,035,953 Shares)	$10.44
Net Asset Value – Delaware Inflation Protected Bond Fund
Class B ($1,438,801 / 137,909 Shares)	$10.43
Net Asset Value – Delaware Inflation Protected Bond Fund
Class C ($81,677,034 / 7,825,414 Shares)	$10.44
Net Asset Value – Delaware Inflation Protected Bond Fund
Institutional Class ($73,162,142 / 7,003,813 Shares)	$10.45

Components of Net Assets at January 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$294,823,219
Accumulated net investment loss	(776,986)
Accumulated net realized gain on investments	902,286
Net unrealized appreciation of investments and foreign currencies	7,908,346
Total net assets	$302,856,865

°Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CHF — Swiss Francs
EUR — European Monetary Unit
KRW — South Korean Won
USD — United States Dollar
ZAR — South African Rand

@	Illiquid security. At January 31, 2011, the aggregate amount of illiquid securities was $4,453,684, which represented 1.47% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2011, the aggregate amount of fair valued securities was $2,875,055, which represented 0.95% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of January 31, 2011. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
Δ	Securities have been classified by country of origin.
≠	The rate shown is the effective yield at time of purchase.
∞	Fully or partially pledged as collateral for futures contracts.

6

Summary of abbreviations:
BAML — Bank of America Merrill Lynch
BCLY — Barclays
CDS — Credit Default Swap
CITI — Citibank
GSC — Goldman Sachs & Co.
HSBC — Hong Kong Shanghai Bank
JPMS — JPMorgan Chase Bank
MSC — Morgan Stanley & Co.
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Inflation Protected Bond Fund
Net asset value Class A (A)	$10.44
Sales charge (4.50% of offering price) (B)	0.49
Offering price	$10.93

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

1The following foreign currency exchange contracts, futures contract and swap contracts were outstanding at January 31, 2011:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	EUR	(3,803,039)	USD	5,208,091	3/4/11	$3,190
CITI	EUR	(7,729,000)	USD	10,597,386	3/4/11	19,351
GSC	CHF	3,400,022	USD	(3,616,852)	3/4/11	(13,882)
GSC	EUR	(2,230,000)	USD	3,057,263	3/4/11	5,249
HSBC	EUR	(5,342,270)	USD	7,331,892	3/4/11	20,374
MSC	CHF	1,306,192	USD	(1,392,202)	3/4/11	(8,043)
MSC	EUR	(5,737,052)	USD	7,868,138	3/4/11	16,314
						$42,553

7

Statement of net assets
Delaware Inflation Protected Bond Fund

Futures Contracts

				Unrealized
				Appreciation
Contracts to Buy	Notional Cost	Notional Value	Expiration Date	(Depreciation)
459 U.S. Long Treasury Bonds	$58,337,208	$55,366,875	3/22/11	$(2,970,333)

Swap Contracts
CDS Contracts

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap & Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
	Protection Purchased:
BCLY	ITRAXX Europe Subordinate
	Financials 14.1 5 yr CDS	$855,000	1.00%	1/20/15	$10,051
BCLY	ITRAXX Europe Subordinate
	Financials 14.1 5 yr CDS	4,350,000	1.00%	12/20/15	276,928
JPMS	ITRAXX Europe Subordinate
	Financials 14.1 5 yr CDS	1,000,000	1.00%	12/20/15	51,956
		$6,205,000			$338,935

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

8

Statement of operations
Delaware Inflation Protected Bond Fund	Six Months Ended January 31, 2011 (Unaudited)

Investment Income:
Interest		$2,002,647

Expenses:
Management fees	$675,843
Distribution expenses – Class A	196,929
Distribution expenses – Class B	8,210
Distribution expenses – Class C	389,595
Dividend disbursing and transfer agent fees and expenses	179,081
Accounting and administration expenses	59,246
Registration fees	39,285
Reports and statements to shareholders	33,209
Legal fees	21,927
Custodian fees	12,168
Audit and tax	11,827
Dues and services	11,264
Trustees’ fees	8,158
Insurance fees	7,263
Consulting fees	1,729
Pricing fees	1,040
Trustees’ expenses	733	1,657,507
Less fees waived		(233,213)
Less expense paid indirectly		(404)
Total operating expenses		1,423,890
Net Investment Income		578,757

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments		7,757,309
Futures contracts		4,955,045
Swap contracts		(85,275)
Foreign currencies		191,206
Foreign currency exchange contracts		(2,154,933)
Net realized gain		10,663,352
Net change in unrealized appreciation/depreciation of
investments and foreign currencies		(5,428,937)
Net Realized and Unrealized Gain on Investments
and Foreign Currencies		5,234,415

Net Increase in Net Assets Resulting from Operations		$5,813,172

See accompanying notes, which are an integral part of the financial statements.

9

Statements of changes in net assets
Delaware Inflation Protected Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/11	7/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$578,757	$8,223,501
Net realized gain on investments and foreign currencies	10,663,352	13,172,126
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(5,428,937)	2,541,880
Net increase in net assets resulting from operations	5,813,172	23,937,507

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,118,333)	(4,070,181)
Class B	(5,139)	(43,142)
Class C	(259,546)	(1,315,439)
Institutional Class	(547,141)	(4,035,834)

Net realized gain on investments:
Class A	(5,130,269)	—
Class B	(50,583)	—
Class C	(2,487,580)	—
Institutional Class	(2,111,814)	—
	(11,710,405)	(9,464,596)

Capital Share Transactions:
Proceeds from shares sold:
Class A	53,529,179	109,791,070
Class B	55,656	425,095
Class C	19,450,199	39,134,765
Institutional Class	40,910,770	63,780,390

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	4,757,188	3,032,143
Class B	54,550	34,764
Class C	2,383,073	838,835
Institutional Class	1,760,515	2,605,277
	122,901,130	219,642,339

10

	Six Months	Year
	Ended	Ended
	1/31/11	7/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(65,129,132)	$(45,997,148)
Class B	(452,423)	(650,952)
Class C	(10,587,770)	(11,432,820)
Institutional Class	(10,412,357)	(124,740,711)
	(86,581,682)	(182,821,631)
Increase in net assets derived from capital share transactions	36,319,448	36,820,708
Net Increase in Net Assets	30,422,215	51,293,619

Net Assets:
Beginning of period	272,434,650	221,141,031
End of period (including undistributed (distributions in
excess of) net investment income of $(776,986) and
$452,649, respectively)	$302,856,865	$272,434,650

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights
Delaware Inflation Protected Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

12

Six Months Ended	Year Ended
1/31/111	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)
$10.630	$10.080	$10.160	$9.520	$9.540	$9.920

0.029	0.314	0.124	0.569	0.426	0.576
0.200	0.603	(0.014)	0.576	(0.040)	(0.408)
0.229	0.917	0.110	1.145	0.386	0.168

(0.076)	(0.367)	(0.133)	(0.505)	(0.406)	(0.531)
(0.343)	—	(0.057)	—	—	(0.017)
(0.419)	(0.367)	(0.190)	(0.505)	(0.406)	(0.548)

$10.440	$10.630	$10.080	$10.160	$9.520	$9.540

2.13%	9.25%	1.12%	12.13%	4.13%	1.75%

$146,579	$156,345	$83,771	$19,624	$2,329	$4,276
0.80%	0.78%	0.75%	0.75%	0.76%	0.75%

0.96%	0.94%	0.94%	0.94%	1.10%	1.24%
0.53%	3.00%	1.27%	5.58%	4.46%	5.96%

0.37%	2.84%	1.08%	5.39%	4.12%	5.47%
76%	118%	188%	178%	553%	294%

13

Financial highlights
Delaware Inflation Protected Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six Months Ended	Year Ended
1/31/111	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)
$10.620	$10.020	$10.160	$9.520	$9.540	$9.920

(0.012)	0.235	0.051	0.491	0.354	0.503
0.200	0.600	(0.014)	0.574	(0.039)	(0.410)
0.188	0.835	0.037	1.065	0.315	0.093

(0.035)	(0.235)	(0.120)	(0.425)	(0.335)	(0.456)
(0.343)	—	(0.057)	—	—	(0.017)
(0.378)	(0.235)	(0.177)	(0.425)	(0.335)	(0.473)

$10.430	$10.620	$10.020	$10.160	$9.520	$9.540

1.74%	8.40%	0.39%	11.25%	3.37%	0.97%

$1,439	$1,806	$1,886	$2,032	$463	$1,381
1.55%	1.53%	1.50%	1.50%	1.51%	1.50%

1.71%	1.69%	1.69%	1.69%	1.85%	1.99%
(0.22% )	2.25%	0.52%	4.83%	3.71%	5.21%

(0.38% )	2.09%	0.33%	4.64%	3.37%	4.72%
76%	118%	188%	178%	553%	294%

15

Financial highlights
Delaware Inflation Protected Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months Ended	Year Ended
1/31/111	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)
$10.620	$10.020	$10.160	$9.520	$9.540	$9.920

(0.012)	0.235	0.051	0.492	0.354	0.504
0.210	0.600	(0.014)	0.573	(0.039)	(0.411)
0.198	0.835	0.037	1.065	0.315	0.093

(0.035)	(0.235)	(0.120)	(0.425)	(0.335)	(0.456)
(0.343)	—	(0.057)	—	—	(0.017)
(0.378)	(0.235)	(0.177)	(0.425)	(0.335)	(0.473)

$10.440	$10.620	$10.020	$10.160	$9.520	$9.540

1.84%	8.40%	0.39%	11.25%	3.37%	0.97%

$81,677	$71,866	$40,352	$9,169	$1,095	$1,622
1.55%	1.53%	1.50%	1.50%	1.51%	1.50%

1.71%	1.69%	1.69%	1.69%	1.85%	1.99%
(0.22% )	2.25%	0.52%	4.83%	3.71%	5.21%

(0.38% )	2.09%	0.33%	4.64%	3.37%	4.72%
76%	118%	188%	178%	553%	294%

17

Financial highlights
Delaware Inflation Protected Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months Ended	Year Ended
1/31/111	7/31/10	7/31/09	7/31/08	7/31/07	7/31/06
(Unaudited)
$10.630	$10.100	$10.160	$9.530	$9.540	$9.920

0.042	0.339	0.148	0.594	0.450	0.600
0.210	0.603	(0.014)	0.567	(0.030)	(0.409)
0.252	0.942	0.134	1.161	0.420	0.191

(0.089)	(0.412)	(0.137)	(0.531)	(0.430)	(0.554)
(0.343)	—	(0.057)	—	—	(0.017)
(0.432)	(0.412)	(0.194)	(0.531)	(0.430)	(0.571)

$10.450	$10.630	$10.100	$10.160	$9.530	$9.540

2.35%	9.51%	1.36%	12.30%	4.50%	1.99%

$73,162	$42,418	$95,132	$90,412	$40,544	$29,683
0.55%	0.53%	0.50%	0.50%	0.51%	0.50%

0.71%	0.69%	0.69%	0.69%	0.85%	0.99%
0.78%	3.25%	1.52%	5.83%	4.71%	6.21%

0.62%	3.09%	1.33%	5.64%	4.37%	5.72%
76%	118%	188%	178%	553%	294%

19

Notes to financial statements
Delaware Inflation Protected Bond Fund	January 31, 2011 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Core Plus Bond Fund and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware Inflation Protected Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide inflation protection and current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or

20

news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (July 31, 2007 – July 31, 2010) and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2011, the Fund held no investments in repurchase agreements.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Mortgage Dollar Rolls — The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions that constitute the dollar roll can be executed at

21

Notes to financial statements
Delaware Inflation Protected Bond Fund

1. Significant Accounting Policies (continued)

the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. The Fund accounts for mortgage-dollar-roll transactions as purchases and sales; these transactions may increase the Fund’s portfolio turnover rate.

Inflation-Indexed Bonds — The Fund invests in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase of decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statement of operations, even though investors do not receive their principal until maturity.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund expects to declare and pay dividends from net investment income

22

monthly. The Fund will distribute net realized capital gains, if any, twice a year. The Fund may distribute income dividends and capital gains more frequently, if necessary, for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended January 31, 2011.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. For the six months ended January 31, 2011, the Fund earned $404 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

Effective November 26, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.55% of average daily net assets of the Fund through November 28, 2011. Prior to November 26, 2010, the expense limitation was voluntary. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended January 31, 2011, the Fund was charged $7,470 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

23

Notes to financial statements
Delaware Inflation Protected Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. Institutional Class shares pay no distribution and service expenses.

At January 31, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$59,890
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	13,731
Distribution fees payable to DDLP	99,860
Other expenses payable to DMC and affiliates*	11,603

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six moths ended January 31, 2011, the Fund was charged $1,313 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2011, DDLP earned $15,979 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2011, DDLP received gross CDSC commissions of $0, $1,461 and $7,804 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2011, the Fund made purchases of $79,106,528 and sales of $ 52,008,186 of investment securities other than U.S. government securities and short-term investments. For the six months ended January 31, 2011, the Fund made purchases of $150,075,806 and sales of $166,320,873 of long-term U.S. government securities.

24

At January 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2011, the cost of investments was $299,924,456. At January 31, 2011, net unrealized appreciation was $8,880,925, of which $9,607,057 related to unrealized appreciation of investments and $726,132 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

25

Notes to financial statements
Delaware Inflation Protected Bond Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed
Securities	$—	$31,694,554	$—	$31,694,554
Corporate Debt	—	625,365	2,875,055	3,500,420
Discount Note	—	22,548,063	—	22,548,063
Foreign Debt	—	13,689,665	7,212,946	20,902,611
U.S. Treasury Obligations	—	230,159,733	—	230,159,733
Total	$—	$298,717,380	$10,088,001	$308,805,381

Foreign Currency
Exchange Contracts	$—	$42,553	$—	$42,553
Futures Contracts	$(2,970,333)	$—	$—	$(2,970,333)
Swap Contracts	$—	$338,935	$—	$338,935

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Debt	Foreign Debt	Total
Balance as of 7/31/10	$2,651,074	$11,377,153	$14,028,227
Sales	—	(1,428,561)	(1,428,561)
Net realized gain	—	145,559	145,559
Transfers out of Level 3	—	(3,352,812)	(3,352,812)
Net change in unrealized
appreciation/depreciation	223,981	471,607	695,588
Balance as of 1/31/11	$2,875,055	$7,212,946	$10,088,001

Net change in unrealized
appreciation/depreciation
from investments still
held as of 1/31/11	$223,981	$672,647	$896,628

26

During the period ended January 31, 2011, transfers out of Level 3 investments into Level 2 investments were made in the amount of $3,352,812 for the Fund. This was due to the Fund’s pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the period ended January 31, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2011 and the year ended July 31, 2010 was as follows:

	Six Months Ended	Year Ended
	1/31/11*	7/31/10
Ordinary income	$3,964,335	$9,464,596
Long-term capital gain	7,746,070	—
Total	$11,710,405	$9,464,596

*Tax information for the period ended January 31, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$294,823,219
Undistributed long-term capital gains	1,240,164
Unrealized appreciation on investments,
swap contracts and foreign currencies	8,923,597
Other temporary differences	(2,130,115)
Net assets	$302,856,865

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, tax treatment of U.S. Treasury Inflation Index Securities, mark-to-market on futures contracts, mark-to-market of foreign currency contracts, tax treatment of CDS contracts, and tax treatment of market discount and premium on debt instruments.

27

Notes to financial statements
Delaware Inflation Protected Bond Fund

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to dividend reclass, tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments, paydowns of mortgage- and asset-backed securities and tax treatment of CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2011, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$121,767
Accumulated net realized gain	557,089
Paid-in capital	(678,856)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/11	7/31/10
Shares sold:
Class A	5,026,197	10,505,319
Class B	5,291	40,911
Class C	1,825,583	3,752,352
Institutional Class	3,825,196	6,127,432

Shares issued upon reinvestment of dividends and distributions:
Class A	450,950	290,835
Class B	5,178	3,335
Class C	226,003	80,262
Institutional Class	166,784	254,317
	11,531,182	21,054,763

Shares repurchased:
Class A	(6,153,936)	(4,395,751)
Class B	(42,700)	(62,408)
Class C	(993,043)	(1,093,577)
Institutional Class	(978,884)	(11,810,035)
	(8,168,563)	(17,361,771)
Net increase	3,362,619	3,692,992

28

For the six months ended January 31, 2011 and the year ended July 31, 2010, 13,443 Class B shares were converted to 13,418 Class A shares valued at $143,077 and 28,148 Class B shares were converted to 28,140 Class A shares valued at $295,485, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 16, 2010.

Effective as of November 16, 2010, the Fund along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of January 31, 2011, or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

29

Notes to financial statements
Delaware Inflation Protected Bond Fund

8. Derivatives (continued)

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Future Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts — The Fund may enter into interest rate swap contracts, index swap contracts, inflation swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may use inflation swaps to hedge the inflation risk in

30

nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, and interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Inflation Swaps. Inflation swaps agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding,

31

Notes to financial statements
Delaware Inflation Protected Bond Fund

8. Derivatives (continued)

if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others bankruptcy failure to pay and obligation default.

During the six months ended January 31, 2011, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended January 31, 2011, the Fund did not enter into any CDS contracts as a seller or protection. At January 31, 2011, the aggregate unrealized appreciation of CDS was $338,935. The Fund had posted $370,000 as collateral for certain open derivatives. If a credit event had occurred for all swap transactions where collateral posting was required as of January 31, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been received $6,205,000 less the value of the contracts’ related reference obligations. The Fund received collateral of $416,000 for certain open derivatives.

32

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of January 31, 2011 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets		Net Assets
	Location	Fair Value	Location	Fair Value
Foreign exchange contracts
(Forward currency contracts)	Liabilities net of receivables and other assets	$64,478	Liabilities net of receivables and other assets	$(21,925)
Interest rate contracts
(Futures contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(2,970,333)
Credit contracts
(Swaps contracts)	Liabilities net of receivables and other assets	338,935	Liabilities net of receivables and other assets	—
Total		$403,413		$(2,992,258)

33

Notes to financial statements
Delaware Inflation Protected Bond Fund

8. Derivatives (continued)

The effect of derivative instruments on the statement of operations for the six months ended January 31, 2011 was as follows:

			Change in
			Unrealized
		Realized Gain	Appreciation
		or Loss on	or Depreciation
	Location of Gain or Loss on	Derivatives	on Derivatives
	Derivatives Recognized in	Recognized in	Recognized in
	Income	Income	Income
Foreign exchange contracts
(Forward currency contracts)	Net realized loss on foreign currencies/net change in unrealized appreciation of investments and foreign currencies	$(2,154,933)	$99,301
Interest rate contracts
(Futures contracts)	Net realized gain on futures contracts/net change in unrealized depreciation of investments and foreign currencies	4,955,045	(5,284,676)
Credit and inflation contracts
(Swaps contracts)	Net realized loss on swap contracts/net change in unrealized appreciation of investments and foreign currencies	(85,275)	448,381
Total		$2,714,837	$(4,736,994)

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to

34

the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of January 31, 2011.

10. Credit and Market Risk

The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Manager will invest at least 80% of its net assets in inflation indexed bonds issued by the U.S. government, its agencies or instrumentalities, foreign governments that, when combined with non-inflation indexed-bonds, have economic characteristics similar to inflation-indexed bonds.

35

Notes to financial statements
Delaware Inflation Protected Bond Fund

10. Credit and Market Risk (continued)

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

The Fund may invest up to 10% of its net assets in high yield fixed income securities, which are securities rater lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

36

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of January 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined no material events or transactions occurred subsequent to January 31, 2011 that would require recognition or disclosure in the Fund’s financial statements.

37

Other Fund information
(Unaudited)
Delaware Inflation Protected Bond Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Government Fund (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending July 31, 2010. During the fiscal years ended July 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

38

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Inflation Protected Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Inflation Protected Bond Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

40

Item 2. Code of Ethics

          Not applicable.

Item 3. Audit Committee Financial Expert

          Not applicable.

Item 4. Principal Accountant Fees and Services

          Not applicable.

Item 5. Audit Committee of Listed Registrants

          Not applicable.

Item 6. Investments

          (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

          (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

          Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

          Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

          Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

          Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

          Not applicable.

Item 11. Controls and Procedures

          The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

          There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® GOVERNMENT FUND

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 1, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 1, 2011

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 1, 2011